Aug. 31, 2025
Neuberger Real Estate Fund | Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX)
GOAL
The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.06	1.06	0.95
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.09	0.10	0.08
Total annual operating expenses	1.40	2.16	1.03
Fee waivers and/or expense reimbursement	0.19	0.20	0.18
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.21	1.96	0.85
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,243	$2,109
Class C (assuming redemption)	$299	$615	$1,101	$2,443
Class C (assuming no redemption)	$199	$615	$1,101	$2,443
Institutional Class	$87	$271	$513	$1,208

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,243	$2,109
Class C (assuming redemption)	$299	$615	$1,101	$2,443
Class C (assuming no redemption)	$199	$615	$1,101	$2,443
Institutional Class	$87	$271	$513	$1,208

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.
The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business—for example, apartments, regional malls, offices, infrastructure, industrial, and health care.
Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.
The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q4 2023	18.79%
Worst quarter:	Q1 2020	-17.57%
Year to Date performance as of:	09/30/2025	0.77%

average annual total % returns as of 12/31/2024
Real Estate Fund
Real Estate Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.19	3.82	6.18
Institutional Class Return After Taxes on Distributions	4.28	2.35	4.21
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.07	2.52	4.25
Class A Return Before Taxes	-1.22	2.23	5.18
Class C Return Before Taxes	3.05	2.67	5.01
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92	3.29	5.83

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.